Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting
Schedule of information about reportable segment

	Years Ended December 31,
	2024	2023

	(In thousands)
Banking Segment
Total interest income	$39,521	$36,849
Total interest expense	14,721	11,014
Net interest income	24,800	25,835
Provision for (reversal of ) credit loss expense	299	(454)
Net Interest Income After Provision for (reversal of) Credit Losses	24,501	26,289
Noninterest income	4,460	4,054
Noninterest expense (including taxes)	21,559	21,393
Net income	7,402	8,950
Net Income (consolidated financial statement of income)	$7,402	$8,950
Total assets Banking segment	$816,656	$819,449
Total assets (consolidated balance sheets)	$816,656	$819,449